ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SHORT-TERM BOND FUND
Unaudited		August 31, 2007
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 28.1%
FINANCIAL INSTITUTIONS 7.3%
Banking 3.6%
Citigroup, 3.625%, 2/9/09 (1)	4,840	4,728
Credit Suisse First Boston, 3.875%, 1/15/09 (1)	5,050	4,960
Islandsbanki, VR, 5.52%, 10/15/08 (2)	7,580	7,578
JPMorgan, 6.25%, 1/15/09	6,500	6,588
Key Bank, 4.412%, 3/18/08	2,015	1,998
Keycorp, 4.70%, 5/21/09	1,695	1,677
Marshall & Ilsley Bank, 3.80%, 2/8/08	4,030	3,996
Marshall & Ilsley Bank, 4.125%, 9/4/07	1,740	1,740
Suntrust Banks, 7.75%, 5/1/10	5,000	5,304
Wells Fargo, 4.20%, 1/15/10 (1)	7,660	7,501
World Savings Bank, 4.125%, 12/15/09	5,880	5,772
		51,842
Brokerage 0.4%
Merrill Lynch, VR, 3.851%, 3/2/09	5,645	5,445
		5,445
Finance Companies 1.7%
CIT Group, 5.50%, 11/30/07 (1)	2,420	2,405
CIT Group, VR, 5.708%, 8/15/08	4,230	4,120
Countrywide Home Loans, 4.125%, 9/15/09	5,650	5,085
GATX, 5.50%, 2/15/12	5,670	5,648
SLM Corporation, VR, 3.82%, 4/1/09 (1)	8,065	7,618
SLM Corporation, VR, 3.97%, 2/1/10 (1)	130	111
		24,987
Insurance 0.5%
Hartford Financial Services, 5.25%, 10/15/11	1,305	1,300
Principal Life Income Funding, 5.20%, 11/15/10 (1)	1,510	1,507
Travelers Property Casualty, 3.75%, 3/15/08	1,425	1,408
WellPoint, 5.00%, 1/15/11	4,040	4,008
		8,223
Real Estate Investment Trusts 1.1%
Avalonbay Communities, 6.625%, 9/15/11 (1)	7,540	7,868
Simon Property Group, 4.60%, 6/15/10	6,655	6,501
Vornado Realty, 4.50%, 8/15/09 (1)	1,435	1,408
		15,777
Total Financial Institutions		106,274
INDUSTRIAL 16.9%
Basic Industry 0.3%
Alcoa, 7.375%, 8/1/10	2,000	2,116
Lubrizol, 5.875%, 12/1/08	150	150
Rio Tinto, 2.625%, 9/30/08	2,540	2,469
		4,735
Capital Goods 0.8%
Caterpillar Financial Services, 4.50%, 9/1/08 (1)	5,240	5,194
CRH America, 5.30%, 10/15/13	2,825	2,766
John Deere Capital, 3.90%, 1/15/08	3,225	3,204
		11,164
Communications 4.4%
AT&T, VR, 5.785%, 11/14/08 (1)	3,790	3,792
BellSouth, VR, 5.683%, 11/15/07	4,195	4,193
Comcast Cable Communications, 6.75%, 1/30/11 (1)	4,148	4,304
Cox Enterprises, 4.375%, 5/1/08 (2)	4,955	4,914
Deutsche Telekom International Finance, 3.875%, 7/22/08 (1)	3,225	3,180
France Telecom, STEP, 7.75%, 3/1/11	2,710	2,900
News America Holdings, 7.375%, 10/17/08	4,675	4,770
Sprint Capital, 7.625%, 1/30/11	4,435	4,701
Telecom Italia Capital, 4.00%, 1/15/10 (1)	4,145	4,005
Telefonica Emisiones, 5.984%, 6/20/11 (1)	5,290	5,360
Telefonos de Mexico, 4.50%, 11/19/08	4,470	4,425
Time Warner Cable, 5.40%, 7/2/12 (2)	7,250	7,190
Time Warner Entertainment, 7.25%, 9/1/08 (1)	4,955	5,000
Verizon Global Funding, 7.25%, 12/1/10 (1)	4,030	4,251
		62,985
Consumer Cyclical 2.5%
Centex, 4.55%, 11/1/10	4,225	3,887
D.R. Horton, 4.875%, 1/15/10	2,725	2,556
DaimlerChrysler, VR, 5.81%, 8/3/09	6,780	6,768
Harrah's Operating, 5.50%, 7/1/10 (1)	6,060	5,704
Home Depot, 3.75%, 9/15/09	4,265	4,099
Home Depot, 5.20%, 3/1/11	2,855	2,813
Nissan Motor Acceptance Corporation, 4.625%, 3/8/10 (2)	4,435	4,376
Pulte Homes, 4.875%, 7/15/09	2,720	2,568
Viacom, 5.75%, 4/30/11	3,580	3,606
		36,377
Consumer Non-Cyclical 3.3%
Bunge Limited Finance, 4.375%, 12/15/08	7,195	7,097
Genentech, 4.40%, 7/15/10 (1)	4,685	4,611
General Mills, 3.875%, 11/30/07	5,880	5,852
General Mills, 6.378%, 10/15/08	5,190	5,116
McCormick & Co., 3.35%, 4/15/09	4,030	3,922
McCormick & Co., 5.80%, 7/15/11	2,730	2,779
Medtronic, 4.375%, 9/15/10 (1)	5,375	5,279
Sabmiller, 6.20%, 7/1/11 (2)	6,040	6,257
Safeway, 4.125%, 11/1/08 (1)	2,335	2,294
Whirlpool, 6.125%, 6/15/11	3,970	4,050
		47,257
Energy 1.9%
Amerada Hess, 7.375%, 10/1/09	2,865	2,991
BP Canada Finance B.V., 3.375%, 10/31/07	2,175	2,167
Conoco Phillips Canada Funding, 5.30%, 4/15/12 (1)	6,940	6,968
Devon Financing, 6.875%, 9/30/11 (1)	6,655	7,032
Encana, 4.60%, 8/15/09	4,515	4,482
Premcor Refining, 6.75%, 2/1/11	4,165	4,358
		27,998
Technology 1.9%
Dun & Bradstreet, 5.50%, 3/15/11	6,900	6,971
IBM, 3.80%, 2/1/08 (1)	6,860	6,805
National Semiconductor, 6.15%, 6/15/12	3,260	3,326
Oracle, 5.00%, 1/15/11	11,145	11,071
		28,173
Transportation 1.8%
ERAC USA Finance Company, 7.95%, 12/15/09 (2)	5,690	5,990
Federal Express, 3.50%, 4/1/09	2,400	2,343
Federal Express, 5.50%, 8/15/09	5,029	5,067
Southwest Airlines, 6.50%, 3/1/12	9,400	9,710
Union Pacific, 5.75%, 10/15/07	3,225	3,223
		26,333
Total Industrial		245,022
UTILITY 3.9%
Electric 2.7%
Alabama Power, 3.50%, 11/15/07	5,645	5,619
CE Electric UK Funding, 6.995%, 12/30/07 (2)	1,910	1,909
Centerpoint Energy, 5.875%, 6/1/08 (1)	4,030	4,039
Dominion Resources, 4.125%, 2/15/08	2,420	2,400
National Rural Utilities, 3.875%, 2/15/08 (1)	7,465	7,400
Niagara Mohawk Power, 7.75%, 10/1/08	1,770	1,808
NiSource Finance, VR, 6.064%, 11/23/09	5,240	5,237
PPL Capital Funding, 4.33%, 3/1/09	3,840	3,805
Wisconsin Electric Power, 3.50%, 12/1/07	4,535	4,508
WPD Holdings, 6.875%, 12/15/07 (2)	2,175	2,177
		38,902
Natural Gas 1.2%
Enterprise Products Operations, 4.00%, 10/15/07	3,025	3,018
Enterprise Products Operations, 4.95%, 6/1/10 (1)	5,000	4,975
Kinder Morgan, 6.50%, 9/1/12	4,600	4,497
Spectra Energy, 7.50%, 10/1/09	4,840	5,078
		17,568
Total Utility		56,470

Total Corporate Bonds (Cost $411,633)		407,766
ASSET-BACKED SECURITIES 12.5%
Car Loan 7.1%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	5,460	5,466
Bay View Auto Trust
Series 2005-3, Class A4
5.01%, 6/25/14	9,928	9,868

Capital Auto Receivables Asset Trust
Series 2004-1, Class A4
2.64%, 11/17/08	3,021	3,017

Capital Auto Receivables Asset Trust
Series 2004-1, Class CTFS
2.84%, 9/15/10	5,649	5,642

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	2,270	2,264

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4B, VR
5.721%, 3/20/10 (2)	8,650	8,659

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (2)	1,215	1,222

Harley-Davidson Motorcycle Trust
Series 2003-3, Class A2
2.76%, 5/15/11	1,664	1,635

Harley-Davidson Motorcycle Trust
Series 2003-4, Class A2
2.69%, 4/15/11	2,029	1,991

HSBC Automotive Trust
Series 2006-2, Class A4
5.67%, 5/17/13	6,384	6,447

Hyundai Auto Receivables Trust
Series 2004-A, Class A4
3.54%, 8/15/11	720	709

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	4,620	4,650

M & I Auto Loan Trust
Series 2005-1, Class A4
4.86%, 3/21/11	5,292	5,250

Nissan Auto Receivables Owner Trust
Series 2004-A, Class A4
2.76%, 7/15/09	4,142	4,087
Onyx Acceptance Grantor Trust
Series 2004-B, Class A4
3.89%, 2/15/11	495	489

Onyx Acceptance Grantor Trust
Series 2005-A, Class A4
3.91%, 9/15/11	9,786	9,590

Triad Auto Receivables Owner Trust
Series 2004-A, Class A4
2.50%, 9/13/10	662	648

Triad Auto Receivables Owner Trust
Series 2006-B, Class A2
5.36%, 11/12/09	69	69

Triad Auto Receivables Owner Trust
Series 2006-B, Class A3
5.41%, 8/12/11	4,532	4,542

USAA Auto Owner Trust
Series 2005-2, Class A4
4.17%, 2/15/11	5,712	5,614

USAA Auto Owner Trust
Series 2005-3, Class A3
4.55%, 2/16/10	530	527

Volkswagen Auto Lease Trust
Series 2005-A, Class A4
3.94%, 10/20/10	98	95

Volkswagen Auto Lease Trust
Series 2006-A, Class A4
5.54%, 4/20/11	6,775	6,818

Wachovia Auto Owner Trust
Series 2006-A, Class A4
5.38%, 3/20/13	6,342	6,449

Wachovia Auto Owner Trust
Series 2007-1, Class A3A
5.29%, 4/20/12	5,700	5,710

WFS Financial Owner Trust
Series 2004-2, Class C
3.20%, 11/21/11	289	282
World Omni Auto Receivables Trust
Series 2005-A, Class A4
3.82%, 11/12/11	720	706

		102,446

Credit Card 2.3%

Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
5.901%, 6/16/14	7,695	7,537

Bank One Issuance Trust
Series 2004-A6, Class A6
3.94%, 4/16/12	720	705

Cabela's Credit Card Master Trust
Series 2005-1, Class A-1
4.97%, 10/15/13	3,970	3,958

Capital One Multi-Asset Executive Trust
Series 2005-A2, Class A2
4.05%, 2/15/11	720	712

Capital One Multi-Asset Executive Trust
Series 2007-C3, Class C3, VR
5.901%, 4/15/13	2,645	2,651

GE Capital Credit Card Master Notes Trust
Series 2007-3, Class C, VR
5.911%, 6/15/13	3,525	3,468

Household Affinity Credit Card
Series 2003-1, Class A, VR
5.731%, 2/15/10	4,034	4,034

MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3, VR
5.901%, 10/15/13	4,100	3,996

Nordstrom Private Label Credit Card Master Trust
Series 2007-1A, Class A
4.92%, 5/15/13 (2)	5,775	5,725

		32,786
Home Equity 0.7%

BankBoston Home Equity Loan Trust
Series 1998-2, Class A6
6.64%, 12/25/28	2,811	2,802

Chase Funding Mortgage Loan
Series 2002-4, Class 2A1, VR
6.245%, 10/25/32	669	668

Chase Funding Mortgage Loan
Series 2003-3, Class 1A6
3.717%, 10/25/14	6,093	5,776

Residential Asset Mortgage Products
Series 2003-RZ2, Class A1, CMO, VR
3.60%, 4/25/33	1,209	1,159

Sovereign Bank Home Equity Loan Trust
Series 2000-1, Class A6
7.25%, 2/25/15	263	264

		10,669

Other Asset-Backed Securities 2.0%

CNH Equipment Trust
Series 2003-B, Class A4B
3.38%, 2/15/11	3,112	3,099

FPL Recovery Funding
Series 2007-A, Class A2
5.044%, 8/1/15	8,940	9,043

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (2)	102	101

John Deere Owner Trust
Series 2005-A, Class A4
4.16%, 5/15/12	1,860	1,842

John Deere Owner Trust
Series 2006-A, Class A4
5.39%, 6/17/13	6,741	6,811

John Deere Owner Trust
Series 2007-A, Class A3
5.05%, 7/15/11	3,850	3,838
Marriott Vacation Club Owner Trust
Series 2005-2, Class A
5.25%, 10/20/27 (2)	2,512	2,514

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (2)	1,567	1,594

		28,842

Stranded Utility 0.4%

Centerpoint Energy Transportation Bond Company
Series 2005-A, Class A2
4.97%, 8/1/14	1,345	1,342

PP&L Transition Bond Company
Series 1999-1, Class A8
7.15%, 6/25/09	4,530	4,585

		5,927

Total Asset-Backed Securities (Cost $180,924)		180,670

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.8%

Collateralized Mortgage Obligations 1.3%

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.103%, 2/25/34	2,311	2,263

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
4.741%, 9/25/34	5,136	5,068

Ryland-Mercury Savings Trust
Series 1998-MS2, Class A, CMO, ARM
5.861%, 10/25/18	13	12

Washington Mutual Alternative Mortgage
Series 2005-4, Class CB1, CMO, ARM
5.50%, 6/25/35	279	280

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.545%, 3/25/35	2,242	2,178
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 3A1, CMO, VR
4.939%, 3/25/35	2,801	2,753

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.027%, 9/25/36	5,936	5,955

		18,509

Commercial Mortgage Backed Securities 7.5%

Banc of America Commercial Mortgage
Series 2003-1, Class A1, CMO
3.878%, 9/11/36	3,109	3,016

Banc of America Commercial Mortgage
Series 2004-6, Class A1, CMO
3.801%, 12/10/42	62	61

Bear Stearns Commercial Mortgage Securities
Series 1998-C1, Class A2, CMO
6.44%, 6/16/30	3,760	3,780

Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A1, CMO
3.688%, 11/11/41	65	65

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A1, CMO
4.498%, 9/11/42	4,209	4,155

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A1, CMO, VR
5.546%, 9/11/38	5,467	5,494

Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	70	69

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A1, CMO
5.047%, 7/15/44	5,684	5,655

Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A1, CMO
4.771%, 9/15/39	5,581	5,518

Credit Suisse Mortgage Capital Certificates
Series 2007-C1, Class A1, CMO
5.227%, 2/15/40	4,045	4,034
Credit Suisse Mortgage Capital Certificates
Series 2007-C4, Class A1, CMO
5.54%, 9/15/39	1,400	1,401

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	4,507	4,626

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	2,790	2,779

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	244	244

Greenwich Capital Commercial Funding
Series 2004-GGIA, Class A3, CMO
4.344%, 6/10/36	4,175	4,123

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	6,900	6,758

Greenwich Capital Commercial Funding
Series 2007-GG9, Class A1, CMO
5.233%, 3/10/39	3,423	3,416

JPMorgan Chase Commercial Mortgage
Series 2005-LDP4, Class A1, CMO
4.613%, 10/15/42	520	517

JPMorgan Chase Commercial Mortgage
Series 2006-CB17, Class A1, CMO, VR
5.279%, 12/12/43	5,677	5,674

JPMorgan Chase Commercial Mortgage
Series 2006-LDP9, Class A1, CMO, VR
5.17%, 5/15/47	6,413	6,391

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	3,735	3,684

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	7,300	7,090

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 5/15/29	6,725	6,647
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A1, CMO
5.018%, 2/15/31	6,831	6,803
Morgan Stanley Capital I
Series 2006-T23, Class A1, CMO
5.682%, 8/12/41	6,034	6,090
Morgan Stanley Capital I
Series 2007-T27, Class A1, CMO
5.606%, 6/11/42	8,936	9,010
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A1, CMO
5.38%, 1/15/39	1,241	1,240
		108,340
Total Non-U.S. Government Mortgage-Backed Securities (Cost $127,949)		126,849

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 26.1%
U.S. Government Agency Obligations 25.9% (3)
Federal Home Loan Mortgage
4.50%, 10/1/07	1,581	1,578
5.00%, 10/1/18 - 11/1/18	11,814	11,576
5.50%, 11/1/21	3,301	3,291
6.00%, 11/1/11 - 8/1/22	23,291	23,541
10.75%, 12/1/09	9	9
Federal Home Loan Mortgage, ARM
4.20%, 2/1/33	117	117
4.645%, 7/1/35	3,234	3,178
4.703%, 2/1/35	5,149	5,095
4.807%, 11/1/34	1,376	1,354
5.048%, 10/1/33	62	63
5.049%, 11/1/35	1,561	1,549
5.133%, 1/1/36	6,098	6,071
5.346%, 2/1/37	2,605	2,577
5.388%, 1/1/36	730	721
5.401%, 2/1/37	2,709	2,684
5.839%, 2/1/34	238	239
5.931%, 2/1/37	7,026	7,072
5.953%, 1/1/37	1,535	1,543
5.984%, 12/1/36	5,806	5,759
6.012%, 11/1/36	2,965	2,934
Federal Home Loan Mortgage, CMO
4.00%, 1/15/22	2,726	2,713
5.00%, 1/15/19 - 1/15/28	33,919	33,801
6.00%, 9/15/13 - 1/15/30	39,767	40,536
6.50%, 11/15/20 - 8/15/30	10,538	10,762
Federal Home Loan Mortgage, CMO, IO
4.50%, 5/15/16 - 4/15/18	4,276	402
Federal Home Loan Mortgage, VR, 6.28%, 10/27/31	86	87
Federal National Mortgage Assn.
4.50%, 5/1/18 - 11/1/20	43,642	41,947
5.00%, 1/1/09 - 10/1/21	23,036	22,550
5.50%, 5/1/16 - 12/1/34	31,590	31,434
5.82%, 2/1/09	402	402
6.00%, 5/1/21 - 6/1/22	24,480	24,740
Federal National Mortgage Assn., ARM
3.811%, 10/1/33	6,649	6,640
3.893%, 1/1/35	485	483
3.958%, 2/1/33	150	150
4.381%, 12/1/32	770	771
4.42%, 7/1/34	220	217
4.549%, 10/1/32	227	228
4.584%, 7/1/35	3,951	3,886
4.972%, 1/1/34	387	380
5.121%, 9/1/32	962	974
5.321%, 12/1/35	1,327	1,317
5.342%, 12/1/35	1,580	1,590
5.466%, 3/1/19	1	1
5.474%, 12/1/16 - 8/1/20	5	5
5.50%, 6/1/18 - 7/1/18	19	19
5.509%, 12/1/35	2,311	2,301
5.533%, 5/1/17 - 11/1/20	76	75
5.54%, 3/1/18	2	2
5.543%, 10/1/17 - 7/1/36	5,708	5,733
5.572%, 3/1/20	14	14
5.576%, 5/1/24	15	15
5.624%, 1/1/19	51	53
5.625%, 11/1/17	21	20
5.662%, 12/1/35	722	720
5.984%, 9/1/36	1,745	1,746
6.037%, 12/1/36	2,166	2,188
7.037%, 7/1/33	51	51
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	3,838	3,798
4.00%, 5/25/16	2,865	2,825
4.50%, 6/25/13	889	885
5.00%, 5/25/16 - 1/25/20	5,625	5,632
5.50%, 6/25/10 - 5/25/27	23,190	23,270
5.875%, 9/25/28	26	26
9.00%, 1/25/08	30	30
Federal Home Loan Mortgage, CMO, VR, 5.61%, 1/25/32	70	70
Freddie Mac Stated Final, CMO
2.37%, 12/15/09	1,489	1,480
3.32%, 12/15/11	3,420	3,354
4.00%, 12/15/22	114	113
5.50%, 7/15/28	14,490	14,569
		375,956
U.S. Government Obligations 0.2%
Government National Mortgage Assn.
6.00%, 7/15/17	1,223	1,240
7.00%, 9/15/12 - 12/15/13	860	874
9.50%, 8/15/09	—	—
10.00%, 11/15/09 - 10/20/20	25	27
10.50%, 11/15/15	11	12
11.00%, 4/20/14	2	2
11.25%, 7/15/13	21	22
11.50%, 3/15/10 - 12/15/15	134	145
11.75%, 8/15/13 - 9/15/13	70	76
Government National Mortgage Assn., CMO, 4.287%, 1/16/30	235	235
		2,633
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $380,506)		378,589

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 10.2%
U.S. Government Agency Obligations 5.2% (3)
Federal Agriculture Mortgage, 4.25%, 7/29/08	200	198
Federal Home Loan Bank, 3.875%, 1/15/10	360	353
Federal Home Loan Mortgage, 3.55%, 11/15/07	8,400	8,366
Federal Home Loan Mortgage, 4.00%, 12/15/09	135	133
Federal Home Loan Mortgage, 4.25%, 7/15/09	860	854
Federal Home Loan Mortgage, 4.625%, 2/21/08	3,625	3,611
Federal Home Loan Mortgage, 5.125%, 4/18/08	438	437
Federal National Mortgage Assn., 3.25%, 8/15/08	11,438	11,284
Federal National Mortgage Assn., 3.53%, 10/19/07	1,014	1,011
Federal National Mortgage Assn., 5.25%, 12/3/07	25,200	25,177
Federal National Mortgage Assn., 5.25%, 1/15/09	445	448
Federal National Mortgage Assn., 6.375%, 6/15/09	13,860	14,258
Federal National Mortgage Assn., VR, 3.831%, 2/17/09	9,760	9,431
		75,561
U.S. Treasury Obligations 5.0%
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13	10,674	10,418
U.S. Treasury Inflation-Indexed Notes, 3.625%, 1/15/08	10,510	10,477
U.S. Treasury Notes, 2.625%, 3/15/09 (4)	22,600	22,070
U.S. Treasury Notes, 3.375%, 11/15/08	5,100	5,048
U.S. Treasury Notes, 4.125%, 8/15/08	388	387
U.S. Treasury Notes, 4.25%, 11/30/07	472	472
U.S. Treasury Notes, 4.375%, 1/31/08	470	470
U.S. Treasury Notes, 4.50%, 5/15/10	22,000	22,196
U.S. Treasury Notes, 4.625%, 3/31/08	274	275
		71,813
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $147,509)		147,374
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 3.0%
Government Guaranteed 0.3%
Landwirtschaftliche Rentenbank, 3.75%, 6/15/09	4,030	3,978
		3,978
Owned No Guarantee 0.4%
Pemex Project Funding Master Trust, VR, 6.66%, 6/15/10 (2)	5,645	5,755
		5,755
Treasuries 2.3%
United Mexican States, 8.00%, 12/24/08 (MXN)	114,815	10,464
United Mexican States, 8.00%, 12/19/13 (MXN)	111,680	10,248
United Mexican States, 9.00%, 12/24/09 (MXN)	136,925	12,781
		33,493
Total Foreign Government Obligations & Municipalities (Cost $42,915)		43,226
SHORT-TERM INVESTMENTS 10.5%
Money Market Funds 10.5%
T. Rowe Price Reserve Investment Fund, 5.51% (5)(6)	152,896	152,896
Total Short-Term Investments (Cost $152,896)		152,896
SECURITIES LENDING COLLATERAL 2.0%
Money Market Trust 2.0%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.314% (5)	28,737	28,737
Total Securities Lending Collateral (Cost $28,737)		28,737
Total Investments in Securities
101.2% of Net Assets (Cost $1,473,069)		$1,466,107

†	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at August 31, 2007 -- total value of such securities at period-end amounts to $27,788. See Note 2.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$65,961 and represents 4.6% of net assets.
(3)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2007.
(5)	Seven-day yield
(6)	Affiliated company - see Note 4.
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
IO	Interest Only security for which the fund receives interest on notional principal
MXN	Mexican Peso
STEP	Stepped Coupon bond for which the coupon rate of interest will adjust on specified futures date(s)
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%

Credit Default Swaps 0.0%	Notional Amount	Value

Goldman Sachs, Protection Bought (Relevant Credit: Alcoa
6.50%, 6/1/11), Pay 0.23%, Receive upon credit default
6/20/10	(2,000)	(1)

Goldman Sachs, Protection Bought (Relevant Credit: Altria
Group, 7.00%, 11/4/13), Pay 0.56%, Receive upon credit
default, 12/20/14	(5,425)	6

Goldman Sachs, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.13%, Pay upon credit
default, 12/20/14	5,425	(14)

Total Swaps (Premium Paid/Received $—)		(9)

Open Forward Currency Exchange Contracts at August 31, 2007 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
UBS Securities	11/30/07	USD	17,164	MXN	191,450	$(106)

Net unrealized gain (loss) on open
forward currency exchange contracts						$(106)

Open Futures Contracts at August 31, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 269 U.S. Treasury two year
contracts, $225 par of 2.625% U.S.
Treasury Notes pledged as initial margin	12/07	$(55,457)	$74
Net payments (receipts) of variation
margin to date			18
Variation margin receivable (payable)
on open futures contracts			$92

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Short-Term Bond Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Short-Term Bond Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2007, the value of loaned securities was $27,788,000; aggregate collateral consisted of $28,737,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $1,473,069,000. Net unrealized loss aggregated $7,008,000 at period-end, of which $5,343,000 related to appreciated investments and $12,351,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended August 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $1,905,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at August 31, 2007, and May 31, 2007, was $152,896,000 and $133,176,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 22, 2007